UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value
Common Stocks: 71.1%
Aerospace & Defense: 2.1%
104,615	Boeing Co.	$13,586,350

Beverages: 2.0%
117,200	Diageo Plc - ADR	13,229,536

Containers & Packaging: 8.3%
282,980	Berry Plastics Group, Inc. [1]	10,993,773
495,800	Crown Holdings, Inc. [1]	25,122,186
1,016,112	Owens-Illinois, Inc. [1]	18,300,177
		54,416,136
Energy Equipment & Services: 1.5%
222,625	Halliburton Co.	10,082,686

Health Care Equipment & Supplies: 1.8%
67,005	Teleflex, Inc.	11,880,657

Health Care Providers & Services: 2.6%
226,085	HCA Holdings, Inc. [1]	17,410,806

Independent Power & Renewable Electricity Producers: 2.2%
483,100	NRG Yield, Inc. - Class A	7,352,782
483,100	NRG Yield, Inc. - Class C	7,531,529
		14,884,311
Industrial Conglomerates: 2.3%
484,420	General Electric Co.	15,249,542

Insurance: 2.4%
29,485	Alleghany Corp. [1]	16,204,366

Internet & Catalog Retail: 2.5%
641,975	Liberty Interactive Corp. - Class A [1]	16,286,906

Internet Software & Services: 5.0%
11,105	Alphabet, Inc. - Class A [1]	7,812,700
36,067	Alphabet, Inc. - Class C [1]	24,961,971
		32,774,671
Machinery: 0.3%
30,830	Pentair Plc	1,797,081

Media: 12.6%
160,160	Charter Communications, Inc. - Class A [1]	36,618,983
737,255	Cinemark Holdings, Inc.	26,880,317
590,865	Liberty Global Plc [1]	16,928,282
73,722	Liberty Global Plc LiLAC - Class C [1]	2,395,213
		82,822,795

Oil, Gas & Consumable Fuels: 1.2%
143,725	Anadarko Petroleum Corp.	7,653,356

Pharmaceuticals: 16.0%
104,065	Allergan Plc [1]	24,048,381
136,530	Bayer AG - ADR	13,741,744
473,445	GlaxoSmithKline Plc - ADR	20,519,106
201,150	Johnson & Johnson	24,399,495
199,725	Novartis AG - ADR	16,479,310
65,870	Perrigo Co. Plc	5,972,433
		105,160,469
Road & Rail: 1.9%
146,165	Union Pacific Corp.	12,752,896

Trading Companies & Distributors: 3.2%
787,786	Air Lease Corp.	21,096,909

Water Utilities: 3.2%
249,240	American Water Works Co., Inc.	21,063,273

Total Common Stocks
(Cost $331,283,449)		468,352,746

Partnerships & Trusts: 5.9%
Oil, Gas & Consumable Fuels: 5.9%
421,840	Enterprise Products Partners L.P.	12,343,039
344,769	Magellan Midstream Partners L.P.	26,202,444
		38,545,483
Total Partnerships & Trusts
(Cost $2,904,892)		38,545,483

Real Estate Investment Trusts: 4.4%
354,815	EPR Properties	28,626,474

Total Real Estate Investment Trusts
(Cost $20,748,048)		28,626,474

Short-Term Investments: 18.3%
120,740,856	Federated U.S. Treasury Cash Reserves - Class I, 0.176% [2]	120,740,856

Total Short-Term Investments
(Cost $120,740,856)		120,740,856

Total Investments in Securities: 99.7%
(Cost $475,677,245)		656,265,559
Other Assets in Excess of Liabilities: 0.3%		2,198,921
Total Net Assets: 100.0%		$658,464,480

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$476,398,191
Gross unrealized appreciation	199,880,240
Gross unrealized depreciation	(20,012,872)
Net unrealized appreciation	$179,867,368

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$468,352,746	$–	$–	$468,352,746
Partnerships & Trusts^	38,545,483	–	–	38,545,483
Real Estate Investment Trusts	28,626,474	–	–	28,626,474
Short-Term Investments	120,740,856	–	–	120,740,856
Total Investments in Securities	$656,265,559	$–	$–	$656,265,559

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value
Common Stocks: 0.1%
Energy Equipment & Services: 0.0%^
104,000	ION Geophysical Corp. [1]	$647,920

Metals & Mining: 0.1%
2,247,119	A.M. Castle & Co. [1]	3,685,275

Total Common Stocks
(Cost $7,491,597)		4,333,195

Convertible Preferred Stocks: 0.9%
Machinery: 0.9%
390,000	Blue Bird Corp., 7.625% [2,3]	42,992,352

Total Convertible Preferred Stocks
(Cost $39,000,000)		42,992,352

Principal Amount
Bonds: 84.6%
Corporate Bonds: 82.1%
Aerospace & Defense: 3.2%
	ADS Tactical, Inc.
$75,399,000	11.000%, 04/01/2018 [2]	77,283,975
	Bombardier, Inc.
42,250,000	5.500%, 09/15/2018 [2]	42,038,750
	Kratos Defense & Security Solutions, Inc.
44,682,000	7.000%, 05/15/2019	36,304,125
		155,626,850
Air Freight & Logistics: 1.5%
	XPO Logistics, Inc.
48,156,000	7.875%, 09/01/2019 [2]	49,239,510
25,000,000	6.500%, 06/15/2022 [2]	23,968,750
		73,208,260
Banks: 0.4%
	CIT Group, Inc.
19,635,000	5.000%, 05/15/2017	19,978,612

Beverages: 1.8%
	Beverages & More, Inc.
76,525,000	10.000%, 11/15/2018 [2]	69,542,094
	Cott Beverages, Inc.
16,500,000	6.750%, 01/01/2020	17,263,125
		86,805,219
Building Products: 1.4%
	Cleaver-Brooks, Inc.
51,300,000	8.750%, 12/15/2019 [2]	51,171,750
17,775,000	9.750%, 12/31/2019 [2,3]	16,696,857
		67,868,607
Capital Markets: 1.5%
	Oppenheimer Holdings, Inc.
71,198,000	8.750%, 04/15/2018	72,443,965

Chemicals: 1.0%
	Consolidated Energy Finance SA
37,700,000	6.750%, 10/15/2019 [2]	35,626,500
	HIG BBC Intermediate Holdings LLC
14,828,243	10.500% Cash or 11.250% PIK, 09/15/2018 [2]	12,974,713
		48,601,213
Commercial Services & Supplies: 5.7%
	GFL Environmental, Inc.
67,625,000	7.875%, 04/01/2020 [2]	68,301,250
49,500,000	9.875%, 02/01/2021 [2]	52,965,000
	R.R. Donnelley & Sons Co.
7,576,000	8.600%, 08/15/2016	7,634,956
29,010,000	8.250%, 03/15/2019	31,367,063
17,274,000	8.875%, 04/15/2021	18,137,700
13,064,000	7.000%, 02/15/2022	12,868,040
	Transfield Services Ltd.
79,275,000	8.375%, 05/15/2020 [2]	85,022,437
		276,296,446
Computers & Peripherals: 0.4%
	Western Digital Corp.
19,000,000	10.500%, 04/01/2024 [2]	20,377,500

Construction & Engineering: 2.0%
	Michael Baker Holdings LLC
24,672,508	8.875% Cash or 9.625% PIK, 04/15/2019 [2]	19,984,731
	Michael Baker International LLC
35,765,000	8.250%, 10/15/2018 [2]	34,870,875
	Tutor Perini Corp.
40,590,000	7.625%, 11/01/2018	41,148,113
1,750,000	2.875%, 06/15/2021 [2]	1,837,500
		97,841,219
Construction Materials: 1.9%
	Associated Asphalt Partners LLC
52,400,000	8.500%, 02/15/2018 [2]	52,662,000
	Rain CII Carbon LLC
45,343,000	8.000%, 12/01/2018 [2]	39,448,410
		92,110,410
Consumer Finance: 3.3%
	Ally Financial, Inc.
26,650,000	3.500%, 07/18/2016	26,683,312
4,740,000	2.750%, 01/30/2017	4,768,843
49,000,000	3.250%, 11/05/2018	49,061,250
27,702,000	8.000%, 12/31/2018	30,333,690
	Enova International, Inc.
61,250,000	9.750%, 06/01/2021	48,540,625
		159,387,720
Containers & Packaging: 1.6%
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 [2]	52,798,625
23,254,237	7.000%, 11/15/2020 [2]	22,905,424
		75,704,049
Diversified Consumer Services: 2.9%
	Outerwall, Inc.
33,885,000	6.000%, 03/15/2019	31,343,625
	Regis Corp.
105,625,000	5.500%, 12/02/2019 [2]	106,258,856
		137,602,481

Diversified Financial Services: 3.4%
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	119,693,418
	Intrepid Aviation Group Holdings LLC
15,750,000	8.250%, 07/15/2017 [2]	14,883,750
31,500,000	6.875%, 02/15/2019 [2]	27,877,500
		162,454,668
Diversified Telecommunication Services: 0.5%
	West Corp.
28,117,000	5.375%, 07/15/2022 [2]	26,254,249

Electrical Equipment: 1.1%
	Power Solutions International, Inc.
53,000,000	6.500%, 05/01/2018 [2,3]	51,023,736

Electronic Equipment, Instruments & Components: 0.9%
	KEMET Corp.
43,862,000	10.500%, 05/01/2018	41,888,210

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
10,400,000	9.125%, 12/15/2021 [2]	5,746,000

Food & Staples Retailing: 9.4%
	BI-LO LLC
121,912,000	8.625% Cash or 9.375% PIK, 09/15/2018 [2]	81,071,480
	KeHE Distributors LLC
34,745,000	7.625%, 08/15/2021 [2]	34,440,982
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	206,122,170
	Tesco Plc
37,750,000	2.700%, 01/05/2017 [2]	37,859,890
	Tops Holding II Corp.
69,603,000	8.750%, 06/15/2018	60,902,625
	Tops Holding/Markets II
34,402,000	8.000%, 06/15/2022 [2]	30,445,770
		450,842,917
Food Products: 3.7%
	Hearthside Group Holdings LLC
67,140,000	6.500%, 05/01/2022 [2]	57,236,850
	Shearer's Foods LLC
72,838,000	9.000%, 11/01/2019 [2]	77,208,280
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 [2]	44,712,500
		179,157,630
Health Care Equipment & Supplies: 0.6%
	Alere, Inc.
26,075,000	7.250%, 07/01/2018	26,775,766

Health Care Providers & Services: 4.4%
	CHS / Community Health Systems, Inc.
143,612,000	8.000%, 11/15/2019	141,278,305
	Hanger, Inc.
69,020,000	10.625%, 11/15/2018	67,984,700
		209,263,005
Hotels, Restaurants & Leisure: 3.5%
	Boyd Gaming Corp.
38,443,000	9.000%, 07/01/2020	40,395,904

	Carrols Restaurant Group, Inc.
24,750,000	8.000%, 05/01/2022	26,791,875
	MGM Resorts International
3,851,000	7.625%, 01/15/2017	3,976,157
	Peninsula Gaming Corp.
31,356,000	8.375%, 02/15/2018 [2]	31,521,560
	Ruby Tuesday, Inc.
67,585,000	7.625%, 05/15/2020	65,726,413
		168,411,909
Household Durables: 1.5%
	Century Intermediate Holding Co.
69,567,000	9.750% Cash or 10.500% PIK, 02/15/2019 [2]	70,697,464

Independent Power & Renewable Electricity Producers: 1.3%
	NRG Energy, Inc.
60,040,000	8.250%, 09/01/2020	62,235,663

IT Services: 0.6%
	Unisys Corp.
26,207,000	6.250%, 08/15/2017	26,960,451

Leisure Products: 1.2%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 [2]	55,962,500

Machinery: 1.8%
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	43,528,938
	Waterjet Holdings, Inc.
44,430,000	7.625%, 02/01/2020 [2]	44,318,925
		87,847,863
Media: 1.5%
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	19,792,500
	MDC Partners, Inc.
18,500,000	6.500%, 05/01/2024 [2]	18,453,750
	NAI Entertainment Holdings
34,908,000	5.000%, 08/01/2018 [2]	35,606,160
		73,852,410
Metals & Mining: 3.4%
	A.M. Castle & Co.
63,638,000	12.750%, 12/15/2018 [2]	47,251,215
	Coeur Mining, Inc.
44,395,000	7.875%, 02/01/2021	42,952,162
	Hecla Mining Co.
38,500,000	6.875%, 05/01/2021	37,056,250
	Real Alloy Holding, Inc.
34,450,000	10.000%, 01/15/2019 [2]	34,622,250
		161,881,877
Oil, Gas & Consumable Fuels: 4.1%
	Calumet Specialty Products Partners L.P.
2,640,000	6.500%, 04/15/2021	1,900,800
11,626,000	7.625%, 01/15/2022	8,283,525
44,000,000	7.750%, 04/15/2023	30,470,000
	Genesis Energy L.P. / Genesis Energy Finance Corp.
28,500,000	6.750%, 08/01/2022	27,787,500
	Global Partners / GLP Finance Corp.
50,726,000	6.250%, 07/15/2022	42,483,025

	NGL Energy Partners L.P.
2,735,000	5.125%, 07/15/2019	2,502,525
21,515,000	6.875%, 10/15/2021	18,986,987
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
49,000,000	5.000%, 01/15/2018	50,102,500
	Vanguard Natural Resources LLC
38,616,000	7.875%, 04/01/2020	12,550,200
		195,067,062
Paper & Forest Products: 0.9%
	Resolute Forest Products, Inc.
54,846,000	5.875%, 05/15/2023	43,465,455

Personal Products: 0.4%
	NBTY, Inc.
17,941,000	7.625%, 05/15/2021 [2]	18,008,279

Pharmaceuticals: 0.2%
	VPII Escrow Corp.
11,370,000	6.750%, 08/15/2018 [2]	11,057,325

Road & Rail: 3.6%
	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
79,000,000	7.500%, 06/01/2022 [2]	77,815,000
	Hertz Corp.
93,792,000	7.500%, 10/15/2018	95,785,080
		173,600,080
Semiconductors & Semiconductor Equipment: 0.2%
	Global A&T Electronics Ltd.
9,000,000	10.000%, 02/01/2019 [2]	6,367,500
2,500,000	10.000%, 02/01/2019 [2]	1,375,000
		7,742,500
Specialty Retail: 1.0%
	Caleres, Inc.
46,816,000	6.250%, 08/15/2023	47,752,320

Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
47,791,000	9.625%, 05/01/2019	49,642,901

Tobacco: 0.9%
	Alliance One International, Inc.
48,750,000	9.875%, 07/15/2021	41,315,625

Trading Companies & Distributors: 1.4%
	International Lease Finance Corp.
39,412,000	8.750%, 03/15/2017	41,216,281
8,652,000	8.875%, 09/01/2017	9,246,825
	WESCO Distribution, Inc.
4,750,000	5.375%, 12/15/2021	4,809,375
10,000,000	5.375%, 06/15/2024 [2]	10,025,000
		65,297,481
Wireless Telecommunication Services: 0.9%
	T-Mobile USA, Inc.
43,864,000	6.464%, 04/28/2019	44,741,280

Total Corporate Bonds
(Cost $4,162,932,972)		3,942,799,177

Convertible Bonds: 2.2%
Air Freight & Logistics: 0.1%
	XPO Logistics, Inc.
2,720,000	4.500%, 10/01/2017	4,396,200

Electronic Equipment, Instruments & Components: 0.1%
	InvenSense, Inc.
4,000,000	1.750%, 11/01/2018	3,747,500

Internet Software & Services: 0.3%
	Web.com Group, Inc.
13,790,000	1.000%, 08/15/2018	12,747,131

IT Services: 0.7%
	Unisys Corp.
33,000,000	5.500%, 03/01/2021 [2]	33,412,500

Machinery: 1.0%
	Chart Industries, Inc.
23,949,000	2.000%, 08/01/2018	22,407,283
	Navistar International Corp.
42,210,000	4.500%, 10/15/2018	28,518,132
		50,925,415
Total Convertible Bonds
(Cost $115,250,405)		105,228,746

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
15,984,857	8.000%, 06/30/2023 (Cost $15,984,857, Acquisition Date 6/10/2016) 3, [4,5]	15,984,857

Total Private Mortgage Backed Obligations
(Cost $15,984,857)		15,984,857

Total Bonds
(Cost $4,294,168,234)		4,064,012,780

Shares
Short-Term Investments: 12.5%
300,747,068	Federated U.S. Treasury Cash Reserves - Class I, 0.176% [6]	300,747,068
300,747,068	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.200% [6]	300,747,068
		601,494,136
Total Short Term Investments
(Cost $601,494,136)		601,494,136

Total Investments in Securities: 98.1%
(Cost $4,942,153,967)		4,712,832,463
Other Assets in Excess of Liabilities: 1.9%		92,805,794
Total Net Assets: 100.0%		$4,805,638,257

PIK	Payment-in-kind - represents the security may pay interest in additional par.
^	Less than 0.05%.
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2016, the total market value of these securities was $1,964,223,274 or 40.9% of net assets.

[3]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[4]	All or a portion of this security is considered illiquid. As of June 30, 2016, the total market value of illiquid securities was $15,984,857 or 0.3% of net assets.
[5]	Security considered restricted. The total value of the security as of June 30, 2016 was $15,984,857 or 0.3% of net assets.
[6]	Annualized seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$4,943,053,294
Gross unrealized appreciation	47,056,301
Gross unrealized depreciation	(277,277,132)
Net unrealized depreciation	$(230,220,831)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Strategic Income Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$4,333,195	$–	$–	$4,333,195
Convertible Preferred Stocks*	–	–	42,992,352	42,992,352
Corporate Bonds^*	–	3,875,078,584	67,720,593	3,942,799,177
Convertible Bonds^	–	105,228,746	–	105,228,746
Private Mortgage Backed Obligations^*	–	–	15,984,857	15,984,857
Short-Term Investments	601,494,136	–	–	601,494,136
Total Investments in Securities	$605,827,331	$3,980,307,330	$126,697,802	$4,712,832,463

^ See Schedule of Investments for industry breakouts.
*See Schedule of Investments for disclosure of Level 3 securities.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2016	$106,740,748
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	3,972,197
Purchases	15,984,857
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2016	$126,697,802

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2016	$3,972,197

Type of Security	Fair Value at 6/30/2016	Valuation Techniques	Unobservable Input	Range
Convertible Preferred Stocks	$42,992,352	Convertible Valuation Model	Credit Spread	4%
			Volatility	24.22
Corporate Bonds	$67,720,593	Comparable Securities	Adjustment to Yield	38bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Higher volatility would decrease price and lower volatility would increase price.  Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques.  The Board of Trustees ratifies valuation techniques techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value
Common Stocks: 43.9%
Aerospace & Defense: 1.2%
23,520	Boeing Co.	$3,054,542

Beverages: 1.2%
28,705	Diageo Plc - ADR	3,240,220

Containers & Packaging: 5.1%
64,575	Berry Plastics Group, Inc. [1]	2,508,739
110,375	Crown Holdings, Inc. [1]	5,592,701
280,015	Owens-Illinois, Inc. [1]	5,043,070
		13,144,510
Energy Equipment & Services: 0.9%
51,345	Halliburton Co.	2,325,415

Health Care Equipment & Supplies: 1.1%
15,510	Teleflex, Inc.	2,750,078

Health Care Providers & Services: 1.8%
60,050	HCA Holdings, Inc. [1]	4,624,450

Independent Power & Renewable Electricity Producers: 2.3%
148,565	NRG Yield, Inc. - Class A	2,261,159
242,430	NRG Yield, Inc. - Class C	3,779,484
		6,040,643
Industrial Conglomerates: 1.9%
153,345	General Electric Co.	4,827,301

Insurance: 1.4%
6,711	Alleghany Corp. [1]	3,688,231

Internet & Catalog Retail: 1.3%
136,520	Liberty Interactive Corp. - Class A [1]	3,463,512

Internet Software & Services: 2.6%
1,840	Alphabet, Inc. - Class A [1]	1,294,495
7,706	Alphabet, Inc. - Class C [1]	5,333,323
		6,627,818
Machinery: 0.3%
12,085	Pentair Plc	704,435

Media: 7.2%
33,351	Charter Communications, Inc. - Class A [1]	7,625,373
170,894	Cinemark Holdings, Inc.	6,230,795
147,605	Liberty Global Plc [1]	4,228,883
18,417	Liberty Global Plc LiLAC [1]	598,352
		18,683,403
Metals & Mining: 0.1%
167,695	A.M. Castle & Co. [1]	275,020

Oil, Gas & Consumable Fuels: 0.7%
32,255	Anadarko Petroleum Corp.	1,717,579

Pharmaceuticals: 9.5%
20,215	Allergan Plc [1]	4,671,484

33,905	Bayer AG - ADR	3,412,538
127,235	GlaxoSmithKline Plc - ADR	5,514,365
46,415	Johnson & Johnson	5,630,140
49,320	Novartis AG - ADR	4,069,393
14,520	Perrigo Co. Plc	1,316,529
		24,614,449
Road & Rail: 1.1%
33,540	Union Pacific Corp.	2,926,365

Trading Companies & Distributors: 1.8%
176,615	Air Lease Corp.	4,729,750

Water Utilities: 2.4%
74,435	American Water Works Co., Inc.	6,290,502

Total Common Stocks
(Cost $91,723,396)		113,728,223

Convertible Preferred Stocks: 0.4%
Machinery: 0.4%
10,000	Blue Bird Corp., 7.625% [2,3]	1,102,368

Total Convertible Preferred Stocks
(Cost $1,000,000)		1,102,368

Partnerships & Trusts: 4.8%
Hotels, Restaurants & Leisure: 0.9%
39,290	Cedar Fair L.P.	2,271,748

Oil, Gas & Consumable Fuels: 3.9%
154,910	Enterprise Products Partners L.P.	4,532,667
72,970	Magellan Midstream Partners L.P.	5,545,720
		10,078,387
Total Partnerships & Trusts
(Cost $8,648,046)		12,350,135

Real Estate Investment Trusts: 4.0%
81,375	EPR Properties	6,565,335
182,145	Four Corners Property Trust, Inc.	3,750,366
		10,315,701
Total Real Estate Investment Trusts
(Cost $8,092,239)		10,315,701

Principal Amount
Bonds: 43.6%
Corporate Bonds: 41.1%
Aerospace & Defense: 0.9%
	ADS Tactical, Inc.
$2,000,000	11.000%, 04/01/2018 [2]	2,050,000
	Kratos Defense & Security Solutions, Inc.
200,000	7.000%, 05/15/2019	162,500
		2,212,500
Air Freight & Logistics: 1.0%
	XPO Logistics, Inc.
2,500,000	7.875%, 09/01/2019 [2]	2,556,250

Banks: 0.8%
	CIT Group, Inc.
2,000,000	5.000%, 05/15/2017	2,035,000

Beverages: 0.8%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/2018 [2]	908,750
	Cott Beverages, Inc.
1,000,000	6.750%, 01/01/2020	1,046,250
		1,955,000
Building Products: 0.3%
	Cleaver-Brooks, Inc.
475,000	8.750%, 12/15/2019 [2]	473,812
225,000	9.750%, 12/31/2019 [2,3]	211,353
		685,165
Capital Markets: 1.0%
	Oppenheimer Holdings, Inc.
2,500,000	8.750%, 04/15/2018	2,543,750

Chemicals: 0.8%
	Consolidated Energy Finance SA
2,300,000	6.750%, 10/15/2019 [2]	2,173,500

Commercial Services & Supplies: 2.8%
	GFL Environmental, Inc.
2,000,000	7.875%, 04/01/2020 [2]	2,020,000
500,000	9.875%, 02/01/2021 [2]	535,000
	R.R. Donnelley & Sons Co.
650,000	8.250%, 03/15/2019	702,812
250,000	8.875%, 04/15/2021	262,500
1,000,000	7.000%, 02/15/2022	985,000
	Transfield Services Ltd.
2,500,000	8.375%, 05/15/2020 [2]	2,681,250
		7,186,562
Computers & Peripherals: 0.4%
	Western Digital Corp.
1,000,000	10.500%, 04/01/2024 [2]	1,072,500

Construction & Engineering: 1.0%
	Michael Baker Holdings LLC
500,000	8.875% Cash or 9.625% PIK, 04/15/2019 [2]	405,000
	Michael Baker International LLC
500,000	8.250%, 10/15/2018 [2]	487,500
	Tutor Perini Corp.
1,500,000	7.625%, 11/01/2018	1,520,625
250,000	2.875%, 06/15/2021 [2]	262,500
		2,675,625
Construction Materials: 1.1%
	Associated Asphalt Partners LLC
2,000,000	8.500%, 02/15/2018 [2]	2,010,000
	Rain CII Carbon LLC
1,000,000	8.000%, 12/01/2018 [2]	870,000
		2,880,000
Consumer Finance: 1.1%
	Ally Financial, Inc.
300,000	3.500%, 07/18/2016	300,375
1,000,000	3.250%, 11/05/2018	1,001,250
1,000,000	8.000%, 12/31/2018	1,095,000

	Enova International, Inc.
500,000	9.750%, 06/01/2021	396,250
		2,792,875
Containers & Packaging: 0.4%
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 [2]	1,021,250

Diversified Consumer Services: 1.7%
	Outerwall, Inc.
2,500,000	6.000%, 03/15/2019	2,312,500
	Regis Corp.
2,000,000	5.500%, 12/02/2019 [2]	2,012,002
		4,324,502
Diversified Financial Services: 0.4%
	Icahn Enterprises L.P.
750,000	3.500%, 03/15/2017	755,100
	Intrepid Aviation Group Holdings LLC
250,000	8.250%, 07/15/2017 [2]	236,250
200,000	6.875%, 02/15/2019 [2]	177,000
		1,168,350
Diversified Telecommunication Services: 0.9%
	West Corp.
2,500,000	5.375%, 07/15/2022 [2]	2,334,375

Electrical Equipment: 0.7%
	Power Solutions International, Inc.
2,000,000	6.500%, 05/01/2018 [2,3]	1,925,424

Electronic Equipment, Instruments & Components: 0.7%
	KEMET Corp.
2,000,000	10.500%, 05/01/2018	1,910,000

Food & Staples Retailing: 4.1%
	BI-LO LLC
2,000,000	8.625% Cash or 9.375% PIK, 09/15/2018 [2]	1,330,000
	KeHE Distributors LLC
2,500,000	7.625%, 08/15/2021 [2]	2,478,125
	Rite Aid Corp.
2,500,000	9.250%, 03/15/2020	2,641,075
	Tesco Plc
1,950,000	2.700%, 01/05/2017 [2]	1,955,676
	Tops Holding II Corp.
2,595,000	8.750%, 06/15/2018	2,270,625
		10,675,501
Food Products: 1.5%
	Hearthside Group Holdings LLC
985,000	6.500%, 05/01/2022 [2]	839,713
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 [2]	1,590,000
	Simmons Foods, Inc.
1,500,000	7.875%, 10/01/2021 [2]	1,368,750
		3,798,463
Health Care Providers & Services: 1.9%
	CHS / Community Health Systems, Inc.
2,500,000	8.000%, 11/15/2019	2,459,375
	Hanger, Inc.
2,500,000	10.625%, 11/15/2018	2,462,500
		4,921,875

Hotels, Restaurants & Leisure: 2.7%
	Boyd Gaming Corp.
3,000,000	9.000%, 07/01/2020	3,152,400
	Carrols Restaurant Group, Inc.
1,250,000	8.000%, 05/01/2022	1,353,125
	Ruby Tuesday, Inc.
2,500,000	7.625%, 05/15/2020	2,431,250
		6,936,775
Household Durables: 1.0%
	Century Intermediate Holding Co.
2,500,000	9.750% Cash or 10.500% PIK, 02/15/2019 [2]	2,540,625

Independent Power & Renewable Electricity Producers: 0.6%
	NRG Energy, Inc.
1,500,000	8.250%, 09/01/2020	1,554,855

Leisure Products: 0.4%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 [2]	1,017,500

Machinery: 1.2%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	707,500
	Waterjet Holdings, Inc.
2,500,000	7.625%, 02/01/2020 [2]	2,493,750
		3,201,250
Media: 1.2%
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	507,500
	MDC Partners, Inc.
1,500,000	6.500%, 05/01/2024 [2]	1,496,250
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 [2]	1,020,000
		3,023,750
Metals & Mining: 0.9%
	Coeur Mining, Inc.
225,000	7.875%, 02/01/2021	217,687
	Hecla Mining Co.
1,200,000	6.875%, 05/01/2021	1,155,000
	Real Alloy Holding, Inc.
1,000,000	10.000%, 01/15/2019 [2]	1,005,000
		2,377,687
Oil, Gas & Consumable Fuels: 2.7%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	72,000
1,525,000	7.625%, 01/15/2022	1,086,562
225,000	7.750%, 04/15/2023	155,813
	Genesis Energy L.P. / Genesis Energy Finance Corp.
1,500,000	6.750%, 08/01/2022	1,462,500
	Global Partners / GLP Finance Corp.
2,000,000	6.250%, 07/15/2022	1,675,000
	NGL Energy Partners L.P.
250,000	5.125%, 07/15/2019	228,750
500,000	6.875%, 10/15/2021	441,250
	Targa Resources Partners L.P.
1,000,000	5.000%, 01/15/2018	1,022,500
	Vanguard Natural Resources LLC
3,000,000	7.875%, 04/01/2020	975,000
		7,119,375

Paper & Forest Products: 0.6%
	Resolute Forest Products, Inc.
2,000,000	5.875%, 05/15/2023	1,585,000

Personal Products: 0.6%
	NBTY, Inc.
1,450,000	7.625%, 05/15/2021 [2]	1,455,438

Road & Rail: 1.2%
	Herc Spinoff Escrow Issuer LLC
1,000,000	7.500%, 06/01/2022 [2]	985,000
	Hertz Corp.
2,000,000	7.500%, 10/15/2018	2,042,500
		3,027,500
Semiconductors & Semiconductor Equipment: 0.1%
	Global A&T Electronics Ltd.
500,000	10.000%, 02/01/2019 [2]	275,000

Specialty Retail: 1.0%
	Caleres, Inc.
2,500,000	6.250%, 08/15/2023	2,550,000

Thrifts & Mortgage Finance: 0.8%
	Nationstar Mortgage Holdings, Inc.
2,000,000	9.625%, 05/01/2019	2,077,500

Tobacco: 0.4%
	Alliance One International, Inc.
1,250,000	9.875%, 07/15/2021	1,059,375

Trading Companies & Distributors: 0.4%
	International Lease Finance Corp.
750,000	8.875%, 09/01/2017	801,563
	WESCO Distribution, Inc.
250,000	5.375%, 12/15/2021	253,125
		1,054,688
Wireless Telecommunication Services: 1.0%
	T-Mobile USA, Inc.
2,500,000	6.464%, 04/28/2019	2,550,000

Total Corporate Bonds
(Cost $110,024,244)		106,254,785

Convertible Bonds: 2.3%
Electronic Equipment, Instruments & Components: 0.3%
	InvenSense, Inc.
1,000,000	1.750%, 11/01/2018	936,875

Internet Software & Services: 0.3%
	Web.com Group, Inc.
750,000	1.000%, 08/15/2018	693,281

IT Services: 0.8%
	Unisys Corp.
2,000,000	5.500%, 03/01/2021 [2]	2,025,000

Machinery: 0.9%
	Chart Industries, Inc.
2,500,000	2.000%, 08/01/2018	2,339,062

	Navistar International Corp.
150,000	4.500%, 10/15/2018	101,344
		2,440,406
Total Convertible Bonds
(Cost $6,031,432)		6,095,562

Private Mortgage Backed Obligations: 0.2%
Diversified Financial Services: 0.2%
	HAS Capital Income Opportunity Fund II
470,143	8.000%, 06/30/2023 (Cost $470,143, Acquisition Date 6/10/2016) [3,4,5]	470,143

Total Private Mortgage Backed Obligations
(Cost $470,143)		470,143

Total Bonds
(Cost $116,525,819)		112,820,490

Shares
Short-Term Investments: 2.8%
7,170,473	Federated U.S. Treasury Cash Reserves - Class I, 0.176% [6]	7,170,473

Total Short-Term Investments
(Cost $7,170,473)		7,170,473

Total Investments in Securities: 99.5%
(Cost $233,159,973)		257,487,390
Other Assets in Excess of Liabilities: 0.5%		1,314,731
Total Net Assets: 100.0%		$258,802,121

ADR	American Depositary Receipt
PIK	Payment-in-kind - represents the security may pay interest in additional par.
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2016, the value of these securities amounted to $51,401,911, or 19.9% of net assets.

[3]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[4]	All or a portion of this security is considered illiquid. As of June 30, 2016, the total market value of illiquid securities was $470,143 or 0.2% of net assets.
[5]	Security considered restricted. The total value of the security as of June 30, 2016 was $470,143 or 0.2% of net assets.
[6]	Annualized seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$233,403,067
Gross unrealized appreciation	33,470,868
Gross unrealized depreciation	(9,386,545)
Net unrealized appreciation	$24,084,323

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Strategic Investment Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent  annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$113,728,223	$–	$–	$113,728,223
Convertible Preferred Stocks*	–	–	1,102,368	1,102,368
Partnerships & Trusts^	12,350,135	–	–	12,350,135
Real Estate Investment Trusts	10,315,701	–	–	10,315,701
Corporate Bonds^*	–	104,118,008	2,136,777	106,254,785
Convertible Bonds^	–	6,095,562	–	6,095,562
Private Mortgage Backed Obligations^*	–	–	470,143	470,143
Short-Term Investments	7,170,473	–	–	7,170,473
Total Investments in Securities	$143,564,532	$110,213,570	$3,709,288	$257,487,390

^ See Schedule of Investments for industry breakouts.
*See Schedule of Investments for disclosure of Level 3 securities.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2016	$3,128,176
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	110,969
Purchases	470,143
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2016	$3,709,288

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2016	$110,969

Type of Security	Fair Value at 6/30/2016	Valuation Techniques	Unobservable Input	Range
Convertible Preferred Stocks	$1,102,368	Convertible Valuation Model	Credit Spread	4%
			Volatility	24.22
Corporate Bonds	$2,136,777	Comparable Securities	Adjustment to Yield	38bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Higher volatility would decrease price and lower volatility would increase price. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value
Common Stocks: 84.1%
Aerospace & Defense: 1.8%
2,575	Boeing Co.	$334,415

Beverages: 2.0%
3,225	Diageo Plc - ADR	364,038

Containers & Packaging: 9.1%
10,150	Berry Plastics Group, Inc. [1]	394,327
14,810	Crown Holdings, Inc. [1]	750,423
28,415	Owens-Illinois, Inc. [1]	511,754
		1,656,504
Energy Equipment & Services: 3.2%
12,830	Halliburton Co.	581,071

Health Care Equipment & Supplies: 1.6%
1,650	Teleflex, Inc.	292,562

Health Care Providers & Services: 3.3%
7,670	HCA Holdings, Inc. [1]	590,667

Independent Power & Renewable Electricity Producers: 3.8%
14,295	NRG Yield, Inc. - Class A	217,570
29,750	NRG Yield, Inc. - Class C	463,802
		681,372
Industrial Conglomerates: 3.9%
22,500	General Electric Co.	708,300

Insurance: 2.8%
940	Alleghany Corp. [1]	516,605

Internet & Catalog Retail: 2.7%
19,595	Liberty Interactive Corp. - Class A [1]	497,125

Internet Software & Services: 4.8%
1,261	Alphabet, Inc. - Class C [1]	872,738

Machinery: 0.3%
850	Pentair Plc	49,547

Media: 13.3%
3,954	Charter Communications, Inc. - Class A1	904,043
20,522	Cinemark Holdings, Inc.	748,232
23,020	Liberty Global Plc [1]	659,523
2,872	Liberty Global Plc LiLAC [1]	93,317
		2,405,115

Oil, Gas & Consumable Fuels: 1.2%
4,020	Anadarko Petroleum Corp.	214,065

Pharmaceuticals: 19.6%
2,915	Allergan Plc [1]	673,627
5,680	Bayer AG - ADR	571,692
14,455	GlaxoSmithKline Plc - ADR	626,480
6,275	Johnson & Johnson	761,157
5,105	Novartis AG - ADR	421,214
5,590	Perrigo Co. Plc	506,845
		3,561,015
Road & Rail: 4.3%
8,895	Union Pacific Corp.	776,089

Trading Companies & Distributors: 2.6%
17,880	Air Lease Corp.	478,826

Water Utilities: 3.8%
8,125	American Water Works Co., Inc.	686,644

Total Common Stocks
(Cost $12,565,518)		15,266,698

Partnerships & Trusts: 7.6%
Hotels, Restaurants & Leisure: 1.0%
3,155	Cedar Fair L.P.	182,422

Oil, Gas & Consumable Fuels: 6.6%
17,155	Enterprise Products Partners L.P.	501,956
9,110	Magellan Midstream Partners L.P.	692,360
		1,194,316
Total Partnerships & Trusts
(Cost $811,476)		1,376,738

Real Estate Investment Trusts: 4.7%
10,550	EPR Properties	851,174

Total Real Estate Investment Trusts
(Cost $590,241)		851,174

Short-Term Investments: 2.1%
383,019	Federated U.S. Treasury Cash Reserves - Class I, 0.176% [2]	383,019

Total Short-Term Investments
(Cost $383,019)		383,019

Total Investments in Securities: 98.5%
(Cost $14,350,254)		17,877,629
Other Assets in Excess of Liabilities: 1.5%		271,922
Total Net Assets: 100.0%		$18,149,551

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$14,595,723
Gross unrealized appreciation	4,622,876
Gross unrealized depreciation	(1,340,970)
Net unrealized appreciation	$3,281,906

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Institutional Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$15,266,698	$–	$–	$15,266,698
Partnerships & Trusts^	1,376,738	–	–	1,376,738
Real Estate Investment Trusts	851,174	–	–	851,174
Short-Term Investments	383,019	–	–	383,019
Total Investments in Securities	$17,877,629	$–	$–	$17,877,629

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date  August 26, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer/Principal Financial Officer

Date  August 29, 2016

* Print the name and title of each signing officer under his or her signature.